STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Share Capital	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Apr. 11, 2014
Beginning Balance, Shares at Apr. 11, 2014
Issuance of founder shares, Amount	$ 8	$ (8)
Issuance of founder shares, Shares	8,250,000
Issuance of common stock for cash, Amount	$ 1	19		$ 20
Issuance of common stock for cash, Shares	804,000
Contributed services		$ 28		28
Net Loss			$ (98)	(98)
Ending Balance, Amount at Dec. 31, 2014	$ 9	$ 39	$ (98)	(50)
Ending Balance, Shares at Dec. 31, 2014	9,054,000
Contributed services		$ 39		39
Net Loss			$ (63)	(63)
Ending Balance, Amount at Dec. 31, 2015	$ 9	$ 78	$ (161)	(74)
Ending Balance, Shares at Dec. 31, 2015	9,054,000
Contributed services				9
Net Loss				(14)
Ending Balance, Amount at Mar. 31, 2016				$ (79)